Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 50,664,887	$ (11,793)	$ (41,985,915)	$ 24,580	$ 8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares, shares	(43,500)
Stock-based compensation	$ 515,116				515,116
Net income (loss)			(2,012,056)		(2,012,056)
Ending balance, value at Dec. 31, 2023	$ 51,167,693		(43,997,971)	24,580	7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Stock-based compensation	$ 379,247				379,247
Net income (loss)			353,140		353,140
Ending balance, value at Dec. 31, 2024	$ 51,546,940		(43,644,831)	24,580	7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Stock-based compensation	$ 253,775				253,775
Net income (loss)			456,817		456,817
Ending balance, value at Dec. 31, 2025	$ 51,800,715		$ (43,188,014)	$ 24,580	$ 8,637,281
Balance, shares at Dec. 31, 2025	131,304,499